UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-05742

Name of Fund: BlackRock Funds

BlackRock Total Emerging Markets Fund

Fund Address:  100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service:  John M. Perlowski, Chief Executive Officer, BlackRock Funds, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code:  (800) 441-7762

Date of fiscal year end: 10/31/2019

Date of reporting period: 01/31/2019

Item 1 – Schedule of Investments

Consolidated Schedule of Investments (unaudited) January 31, 2019	BlackRock Total Emerging Markets Fund (Percentages shown are based on Net Assets)

Security		Shares/Par (000)	Value

Common Stocks — 4.2%
iShares MSCI India ETF(h)		218,119	$7,154,303

Total Common Stocks — 4.2% (Cost — $7,076,035)			7,154,303

Corporate Bonds — 11.6%

British Virgin Islands — 0.3%
China Great Wall International Holdings III Ltd., 2.63%, 10/27/21	USD	200	193,147
Sinochem Overseas Capital Co. Ltd., 4.50%, 11/12/20		100	101,191
Sinopec Group Overseas Development 2013 Ltd., 4.38%, 10/17/23		200	206,278

			500,616

Chile — 2.0%
Banco del Estado de Chile, 4.13%, 10/07/20		100	101,125
Bonos del Banco Central de Chile en UF, 3.00%, 03/01/22	CLP	2,052,193	3, 313,005

			3,414,130

China — 0.1%
China Minmetals Corp., 3.75%(a)(b)	USD	200	1 87,925

Hungary — 0.1%
MFB Magyar Fejlesztesi Bank Zrt, 6.25%, 10/21/20		200	208,117

Indonesia — 0.4%
Perusahaan Penerbit SBSN Indonesia III:
3.40%, 03/29/22		200	197,750
4.35%, 09/10/24		400	406,000

			603,750

Malaysia — 0.3%
Petroliam Nasional Bhd, 7.63%, 10/15/26		100	126,727
Petronas Capital Ltd.:
5.25%, 08/12/19		100	101,063
7.88%, 05/22/22		250	285,685

			513,475

Philippines — 0.1%
Power Sector Assets & Liabilities Management Corp., 7.39%, 12/02/24		100	118,961

United States — 8.3%
3M Co., 3.13%, 09/19/46		100	85,702
Amazon.com, Inc.:
4.80%, 12/05/34		200	224,675
4.05%, 08/22/47		450	458,255

Security		Par (000)	Value

United States (continued)
Apple, Inc.:
4.50%, 02/23/36	USD	100	$107,183
3.85%, 05/04/43		200	194,962
3.45%, 02/09/45		100	91,112
4.38%, 05/13/45		200	210,408
4.65%, 02/23/46		250	274,051
3.85%, 08/04/46		100	96,585
4.25%, 02/09/47		100	102,439
3.75%, 11/13/47		400	383,139
Bristol-Myers Squibb Co., 4.50%, 03/01/44		100	100,965
Cisco Systems, Inc.:
5.90%, 02/15/39		100	126,644
5.50%, 01/15/40		200	242,170
Eli Lilly & Co., 3.70%, 03/01/45		100	95,747
Exxon Mobil Corp.:
3.57%, 03/06/45		150	142,501
4.11%, 03/01/46		100	104,844
Goldman Sachs Group, Inc.:
6.25%, 02/01/41		200	241,539
4.80%, 07/08/44		150	154,336
HSBC Holdings PLC:
6.50%, 05/02/36		150	179,806
6.50%, 09/15/37		300	357,274
6.80%, 06/01/38		100	123,739
6.10%, 01/14/42		100	120,750
Intel Corp.:
4.25%, 12/15/42		400	412,584
4.10%, 05/19/46		100	101,835
3.73%, 12/08/47		150	143,888
International Business Machines Corp.:
5.88%, 11/29/32		50	60,088
5.60%, 11/30/39		75	84,570
4.00%, 06/20/42		100	93,594
4.70%, 02/19/46		100	102,612
Johnson & Johnson:
4.38%, 12/05/33		100	107,780
3.63%, 03/03/37		200	199,725
4.50%, 09/01/40		200	218,717
3.70%, 03/01/46		400	392,208
Merck & Co., Inc.:
3.60%, 09/15/42		100	94,597
4.15%, 05/18/43		150	154,356
3.70%, 02/10/45		100	98,171
Microsoft Corp.:
3.50%, 02/12/35		75	74,013
3.45%, 08/08/36		400	391,134
4.10%, 02/06/37		300	316,116
4.50%, 10/01/40		150	165,628
5.30%, 02/08/41		100	121,652
3.50%, 11/15/42		100	96,204
3.75%, 02/12/45		100	99,782
4.45%, 11/03/45		225	250,061

1

Consolidated Schedule of Investments (unaudited) (continued) January 31, 2019	BlackRock Total Emerging Markets Fund (Percentages shown are based on Net Assets)

Security		Par (000)	Value

United States (continued)
Microsoft Corp. (continued):
3.70%, 08/08/46	USD	100	$99,308
Series 30Y, 4.25%, 02/06/47		350	380,216
Morgan Stanley:
4.46%, 04/22/39(a)		300	302,591
6.38%, 07/24/42		100	127,950
4.30%, 01/27/45		200	196,829
4.38%, 01/22/47		200	200,067
NIKE, Inc.:
3.88%, 11/01/45		75	75,142
3.38%, 11/01/46		100	91,779
Oracle Corp.:
3.90%, 05/15/35		300	295,567
3.85%, 07/15/36		200	193,251
3.80%, 11/15/37		300	288,926
5.38%, 07/15/40		100	114,913
4.13%, 05/15/45		300	294,487
4.00%, 07/15/46		200	192,060
4.00%, 11/15/47		200	193,248
PepsiCo, Inc.:
4.25%, 10/22/44		100	102,280
4.45%, 04/14/46		200	215,993
3.45%, 10/06/46		400	371,530
Pfizer, Inc.:
7.20%, 03/15/39		150	213,892
4.30%, 06/15/43		350	367,746
4.40%, 05/15/44		125	134,082
Procter & Gamble Co., 3.50%, 10/25/47		300	291,641
Visa, Inc., 4.30%, 12/14/45		400	430,817
Wal-Mart Stores, Inc.:
6.20%, 04/15/38		300	387,222
5.63%, 04/01/40		75	91,639
Walmart, Inc.:
4.00%, 04/11/43		100	100,390
3.63%, 12/15/47		200	192,047
Walt Disney Co., 4.13%, 06/01/44		200	203 ,610

			14,147,364

Total Corporate Bonds — 11.6% (Cost — $19,926,888)			19,694,338

Foreign Agency Obligations — 46.5%

Argentina — 4.0%
Argentine Republic Government International Bond:
6.88%, 04/22/21		850	810,900
5.63%, 01/26/22		800	725,200
7.50%, 04/22/26		1,350	1,194,750
6.88%, 01/26/27		1,000	845,000
6.63%, 07/06/28		500	411,250
8.28%, 12/31/33		1,045	915,321

Security		Par (000)	Value
Argentina (continued)
7.13%, 07/06/36	USD	350	$277,375
2.50%, 12/31/38(c)		1,300	770,250
7.63%, 04/22/46		450	364,500
7.13%, 06/28/27		700	544,250

			6,858,796

Brazil — 3.3%
Brazilian Government International Bond:
4.88%, 01/22/21		600	617,400
2.63%, 01/05/23		500	480,500
4.25%, 01/07/25		1,000	1,009,000
6.00%, 04/07/26		440	481,140
4.63%, 01/13/28		600	596,637
7.13%, 01/20/37		500	587,500
5.63%, 01/07/41		400	403,600
5.00%, 01/27/45		1,000	923,000
5.63%, 02/21/47		500	497,500

			5,596,277

Chile — 0.1%
Chile Government International Bond, 3.13%, 01/21/26		200	197,000

Colombia — 3.0%
Colombia Government International Bond:
4.38%, 07/12/21		750	767,813
2.63%, 03/15/23		200	192,500
4.00%, 02/26/24		200	202,400
8.13%, 05/21/24		200	238,500
4.50%, 01/28/26		400	412,400
3.88%, 04/25/27		600	592,800
7.38%, 09/18/37		500	633,125
6.13%, 01/18/41		500	570,000
5.63%, 02/26/44		600	654,000
5.00%, 06/15/45		900	909,900

			5,173,438

Hungary — 2.0%
Hungary Government International Bond:
6.38%, 03/29/21		950	1,006,544
5.38%, 02/21/23		498	531,652
5.75%, 11/22/23		700	763,648
5.38%, 03/25/24		600	648,000

2

Consolidated Schedule of Investments (unaudited) (continued) January 31, 2019	BlackRock Total Emerging Markets Fund (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Hungary (continued)
7.63%, 03/29/41	USD	300	$431,625

			3,381,469

Indonesia — 4.7%
Indonesia Government International Bond:
4.88%, 05/05/21		700	718,375
3.75%, 04/25/22		400	401,500
3.38%, 04/15/23		400	396,000
5.88%, 01/15/24		400	437,000
4.13%, 01/15/25		400	404,500
4.75%, 01/08/26		400	417,000
4.35%, 01/08/27		400	405,500
7.75%, 01/17/38		400	536,000
5.25%, 01/17/42		400	420,500
4.63%, 04/15/43		300	294,375
6.75%, 01/15/44		600	753,000
5.13%, 01/15/45		600	623,250
5.95%, 01/08/46		200	230,000
5.25%, 01/08/47		400	423,000
Indonesia Treasury Bond, 7.00%, 05/15/27	IDR	23,913,000	1,593,858

			8,053,858

Kazakhstan — 0.1%
Kazakhstan Government International Bond, 5.13%, 07/21/25	USD	200	216,250

Malaysia — 0.1%
Export-Import Bank of Malaysia Bhd, 2.48%, 10/20/21		200	194,013

Mexico — 5.9%
Mexican Udibonos, 4.50%, 12/04/25	MXN	30,113	1,607,153
Mexico Government International Bond:
3.50%, 01/21/21	USD	250	250,000
3.63%, 03/15/22		500	498,750
4.00%, 10/02/23		600	606,000
3.60%, 01/30/25		800	779,200
4.13%, 01/21/26		600	595,500
4.15%, 03/28/27		800	787,000
6.75%, 09/27/34		300	351,000
6.05%, 01/11/40		600	657,000
4.75%, 03/08/44		1,100	1,036,750
5.55%, 01/21/45		550	577,500
4.60%, 01/23/46		600	552,900
4.35%, 01/15/47		600	534,000
4.60%, 02/10/48		400	370,000

Security		Par (000)	Value
Mexico (continued)
5.75%, 10/12/10	USD	800	$788,000

			9,990,753

Panama — 1.5%
Panama Government International Bond:
4.00%, 09/22/24		200	205,500
7.13%, 01/29/26		550	662,750
3.88%, 03/17/28		400	406,000
9.38%, 04/01/29		300	430,500
6.70%, 01/26/36		500	632,750
4.30%, 04/29/53		200	196,000

			2,533,500

Peru — 1.2%
Peruvian Government International Bond:
7.35%, 07/21/25		400	494,000
4.13%, 08/25/27		300	317,100
6.55%, 03/14/37		300	390,750
5.63%, 11/18/50		700	851,375

			2,053,225

Philippines — 3.1%
Philippine Government International Bond:
4.00%, 01/15/21		400	404,846
4.20%, 01/21/24		200	208,449
5.50%, 03/30/26		200	224,663
9.50%, 02/02/30		750	1,129,031
7.75%, 01/14/31		500	687,302
6.38%, 01/15/32		400	501,502
6.38%, 10/23/34		500	643,608
5.00%, 01/13/37		200	228,237
3.95%, 01/20/40		600	608,421
3.70%, 03/01/41		200	194,665
3.70%, 02/02/42		400	389,394

			5,220,118

Poland — 1.0%
Poland Government International Bond:
6.38%, 07/15/19		500	508,545
5.13%, 04/21/21		400	418,800
3.00%, 03/17/23		300	297,247
3.25%, 04/06/26		400	397,872

			1,622,464

Romania — 1.0%
Romanian Government International Bond:
4.38%, 08/22/23		900	913,500
4.88%, 01/22/24		400	416,000

3

Consolidated Schedule of Investments (unaudited) (continued) January 31, 2019	BlackRock Total Emerging Markets Fund (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Romania (continued)
6.13%, 01/22/44	USD	300	$333,750

			1,663,250

Russia — 4.1%
Russian Foreign Bond — Eurobond:
5.00%, 04/29/20		300	305,625
4.50%, 04/04/22		400	408,600
4.88%, 09/16/23		1,000	1,035,000
4.75%, 05/27/26		1,200	1,221,000
4.25%, 06/23/27		600	586,500
7.50%, 03/31/30(c)		830	919,225
5.63%, 04/04/42		600	642,750
5.88%, 09/16/43		400	441,000
5.25%, 06/23/47		1,400	1,382,500

			6,942,200

South Africa — 2.9%
Republic of South Africa Government International Bond:
5.50%, 03/09/20		500	509,375
5.88%, 05/30/22		100	105,250
4.67%, 01/17/24		490	491,837
5.88%, 09/16/25		400	419,500
4.88%, 04/14/26		200	198,000
4.30%, 10/12/28		500	466,250
5.38%, 07/24/44		200	186,250
5.00%, 10/12/46		200	179,500
South Africa Government Bond — CPI Linked, 5.50%, 12/07/23	ZAR	28,586	2,403,678

			4,959,640

South Korea — 1.3%
Inflation Linked Korea Treasury Bond, 1.13%, 06/10/23	KRW	2,434,903	2,238,862

Turkey — 4.5%
Turkey Government International Bond:
7.00%, 06/05/20	USD	450	461,812
5.63%, 03/30/21		500	506,250
5.13%, 03/25/22		200	197,250
6.25%, 09/26/22		700	712,250
3.25%, 03/23/23		450	410,625
5.75%, 03/22/24		500	492,500
7.38%, 02/05/25		600	628,500
4.25%, 04/14/26		200	176,000
4.88%, 10/09/26		500	453,125
6.00%, 03/25/27		700	674,625
11.88%, 01/15/30		300	410,250
6.75%, 05/30/40		600	580,500
6.00%, 01/14/41		700	621,250
4.88%, 04/16/43		600	471,000

Security		Par (000)	Value

Turkey (continued)
6.63%, 02/17/45	USD	400	$379,000
5.75%, 05/11/47		600	511,500

			7,686,437

Ukraine — 1.3%
Ukraine Government International Bond:
7.75%, 09/01/20		400	396,000
7.75%, 09/01/21		200	196,500
7.75%, 09/01/23		400	382,000
7.75%, 09/01/24		100	93,250
7.75%, 09/01/26		500	453,750
7.75%, 09/01/27		100	90,250
7.38%, 09/25/32		600	510,000

			2,121,750

Uruguay — 0.1%
Uruguay Government International Bond:
7.88%, 01/15/33(d)		100	135,400
4.13%, 11/20/45		100	93,250

			228,650

Venezuela — 1.3%
Venezuela Government International Bond(e)(f):
7.75%, 10/13/19		430	131,150
6.00%, 12/09/20		345	106,260
12.75%, 08/23/22		732	242,303
9.00%, 05/07/23		350	112,000
8.25%, 10/13/24		655	209,600
7.65%, 04/21/25		290	90,625
11.75%, 10/21/26		766	254,695
9.25%, 09/15/27		1,050	345,187
9.25%, 05/07/28		700	217,000
11.95%, 08/05/31		915	307,669
9.38%, 01/13/34		275	95,563
7.00%, 03/31/38		200	61,500

			2,173,552

Total Foreign Agency Obligations — 46.5% (Cost — $81,887,307)			79,105,502

Total Long-Term Investments — 62.3% (Cost — $108,890,230)			105,954,143

4

Consolidated Schedule of Investments (unaudited) (continued) January 31, 2019	BlackRock Total Emerging Markets Fund (Percentages shown are based on Net Assets)

Security	Shares	Value
Short-Term Securities — 32.3%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 2.26%(g)(h)	55,033,474	$55,033,474

Total Short-Term Securities — 32.3% (Cost — $55,033,474)		55,033,474

Total Investments — 94.6% (Cost — $163,923,704)		160,987,617

Other Assets Less Liabilities — 5.4%		9,275,837

Net Assets — 100.0%		$170,263,454

(a)

Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.

(b)	Perpetual security with no stated maturity date.
(c)	Step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate as of period end.
(d)	Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
(e)	Issuer filed for bankruptcy and/or is in default.
(f)	Non-income producing security.
(g)	Annualized 7-day yield as of period end.
(h)

During the period ended January 31, 2019, investments in issuers considered to be affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, and/or related parties of the Fund were as follows:

Affiliate Persons and/or Related Parties	Shares Held at 10/31/18	Shares Purchased		Shares Sold	Shares Held at 01/31/19	Value at 01/31/19	Income	Net Realized Gain (Loss)(a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds, T-Fund, Institutional Class	29,979,824	25,053,650	(b)	—	55,033,474	$55,033,474	$216,590	$—	$—
iShares MSCI India ETF	277,300	12,400		(71,581)	218,119	7,154,303	62,819	(36,203)	715,492

						$62,187,777	$279,409	$(36,203)	$715,492

(a)	Includes net capital gain distributions, if applicable.
(b)	Represents net shares value purchased.

5

Consolidated Schedule of Investments (unaudited) (continued) January 31, 2019	BlackRock Total Emerging Markets Fund

Portfolio Abbreviations
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CLP	Chilean Peso
EUR	Euro
GBP	British Pound
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
PHP	Philippine Peso
PLN	Polish Zloty
RUB	New Russian Ruble
SEK	Swedish Krona
SGD	Singapore Dollar
TRY	Turkish Lira
TWD	Taiwan New Dollar
USD	United States Dollar
ZAR	South African Rand
COP	Colombian Peso
ETF	Exchange-Traded Fund
HUF	Hungarian Forint
IDR	Indonesian Rupiah
JPY	Japanese Yen
LIBOR	London Interbank Offered Rate
MSCI	Morgan Stanley Capital International
NOK	Norwegian Krone
OTC	Over-the-Counter
RON	Romanian New Leu
THB	Thai Baht

Derivative Financial Instruments Outstanding as of Period End

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
AUD	205,000	USD	146,661	Goldman Sachs International	02/15/19	$2,377
AUD	1,249,000	USD	887,564	Goldman Sachs International	02/15/19	20,478
AUD	2,147,000	USD	1,540,964	Goldman Sachs International	02/15/19	19,939
AUD	680,000	USD	486,265	JPMorgan Chase Bank N.A.	02/15/19	8,106
AUD	1,318,000	USD	948,901	JPMorgan Chase Bank N.A.	02/15/19	9,305
AUD	1,812,000	USD	1,303,412	JPMorgan Chase Bank N.A.	02/15/19	13,940
BRL	331,000	USD	89,184	BNP Paribas S.A.	02/15/19	1,511
BRL	55,000	USD	15,070	Barclays Bank PLC	02/15/19	—

6

Consolidated Schedule of Investments (unaudited) (continued) January 31, 2019	BlackRock Total Emerging Markets Fund

Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
BRL	345,000	USD	91,371	Barclays Bank PLC	02/15/19	$3,161
BRL	3,319,000	USD	891,198	Barclays Bank PLC	02/15/19	18,221
CAD	24,000	USD	18,266	Goldman Sachs International	02/15/19	5
CAD	145,000	USD	108,895	Goldman Sachs International	02/15/19	1,495
CAD	221,000	USD	167,203	Goldman Sachs International	02/15/19	1,046
CAD	374,000	USD	282,309	Goldman Sachs International	02/15/19	2,419
CAD	859,000	USD	646,267	Goldman Sachs International	02/15/19	7,696
CAD	21,000	USD	15,728	HSBC Bank USA N.A.	02/15/19	259
CAD	661,000	USD	498,180	JPMorgan Chase Bank N.A.	02/15/19	5,044
CAD	1,281,000	USD	966,401	JPMorgan Chase Bank N.A.	02/15/19	8,833
CLP	15,997,000	USD	23,898	BNP Paribas S.A.	02/15/19	497
CLP	65,679,000	USD	98,659	BNP Paribas S.A.	02/15/19	1,498
CLP	99,133,000	USD	147,267	JPMorgan Chase Bank N.A.	02/15/19	3,905
COP	545,368,000	USD	174,311	BNP Paribas S.A.	02/15/19	1,249
COP	473,641,000	USD	151,323	JPMorgan Chase Bank N.A.	02/15/19	1,147
EUR	436,165	CHF	496,000	Morgan Stanley & Co. International PLC	02/15/19	406
EUR	1,733,250	SEK	17,785,000	Citibank N.A.	02/15/19	18,456
EUR	42,545	SEK	439,000	Goldman Sachs International	02/15/19	183
EUR	126,391	SEK	1,301,000	Goldman Sachs International	02/15/19	893
EUR	286,538	SEK	2,953,000	Goldman Sachs International	02/15/19	1,634
EUR	174,000	USD	198,040	Goldman Sachs International	02/15/19	1,304
EUR	238,000	USD	270,942	Goldman Sachs International	02/15/19	1,724
EUR	100,000	USD	114,232	JPMorgan Chase Bank N.A.	02/15/19	334
EUR	2,052,000	USD	2,345,346	JPMorgan Chase Bank N.A.	02/15/19	5,540
GBP	285,000	USD	367,679	Goldman Sachs International	02/15/19	6,337
GBP	294,000	USD	383,190	Goldman Sachs International	02/15/19	2,637
GBP	409,000	USD	522,791	Goldman Sachs International	02/15/19	13,955
GBP	149,000	USD	195,260	Morgan Stanley & Co. International PLC	02/15/19	278
HUF	101,031,000	EUR	313,984	Citibank N.A.	02/15/19	6,609
HUF	469,403,000	EUR	1,460,313	Goldman Sachs International	02/15/19	28,983
HUF	34,829,000	EUR	109,291	HSBC Bank USA N.A.	02/15/19	1,076
IDR	1,232,801,000	USD	86,252	JPMorgan Chase Bank N.A.	02/15/19	2,208
IDR	1,411,197,000	USD	99,408	JPMorgan Chase Bank N.A.	02/15/19	1,853
IDR	2,411,596,000	USD	171,096	JPMorgan Chase Bank N.A.	02/15/19	1,949
IDR	2,790,283,000	USD	196,526	JPMorgan Chase Bank N.A.	02/15/19	3,691
IDR	7,091,470,000	USD	502,407	JPMorgan Chase Bank N.A.	02/15/19	6,444
IDR	7,198,412,000	USD	504,020	JPMorgan Chase Bank N.A.	02/15/19	12,504
IDR	11,123,339,000	USD	786,102	JPMorgan Chase Bank N.A.	02/15/19	12,056
INR	3,488,000	USD	48,956	BNP Paribas S.A.	02/15/19	149
INR	25,692,000	USD	360,612	BNP Paribas S.A.	02/15/19	1,084
JPY	31,442,000	USD	287,029	Citibank N.A.	02/15/19	1,873
JPY	74,519,000	USD	679,932	Goldman Sachs International	02/15/19	4,781
JPY	19,195,000	USD	175,001	HSBC Bank USA N.A.	02/15/19	1,371
JPY	51,505,000	USD	471,654	JPMorgan Chase Bank N.A.	02/15/19	1,596
KRW	149,873,000	USD	133,603	JPMorgan Chase Bank N.A.	02/15/19	1,090
MXN	3,079,000	USD	160,034	Barclays Bank PLC	02/15/19	736

7

Consolidated Schedule of Investments (unaudited) (continued) January 31, 2019	BlackRock Total Emerging Markets Fund

Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
NOK	89,000	EUR	9,078	Goldman Sachs International	02/15/19	$158
NOK	2,368,000	EUR	243,830	JPMorgan Chase Bank N.A.	02/15/19	1,571
NOK	5,804,000	EUR	597,245	JPMorgan Chase Bank N.A.	02/15/19	4,295
NOK	20,883,000	EUR	2,134,359	JPMorgan Chase Bank N.A.	02/15/19	32,120
NZD	652,000	USD	445,628	JPMorgan Chase Bank N.A.	02/15/19	5,153
NZD	1,173,000	USD	800,609	JPMorgan Chase Bank N.A.	02/15/19	10,383
PHP	4,227,000	USD	80,331	BNP Paribas S.A.	02/15/19	700
PHP	22,746,000	USD	430,820	Barclays Bank PLC	02/15/19	5,218
PHP	10,312,000	USD	194,967	JPMorgan Chase Bank N.A.	02/15/19	2,712
PHP	25,153,000	USD	475,213	JPMorgan Chase Bank N.A.	02/15/19	6,967
PLN	1,760,000	EUR	410,111	Barclays Bank PLC	02/15/19	3,129
PLN	231,000	EUR	54,169	Deutsche Bank AG	02/15/19	18
PLN	11,506,000	EUR	2,677,866	Goldman Sachs International	02/15/19	24,156
RUB	1,293,000	USD	19,444	Barclays Bank PLC	02/15/19	305
RUB	3,141,000	USD	47,518	Barclays Bank PLC	02/15/19	457
RUB	20,531,000	USD	310,582	Barclays Bank PLC	02/15/19	3,005
RUB	3,999,000	USD	60,045	JPMorgan Chase Bank N.A.	02/15/19	1,035
SEK	6,591,000	EUR	636,154	JPMorgan Chase Bank N.A.	02/15/19	237
SGD	116,000	USD	85,309	Citibank N.A.	02/15/19	876
SGD	169,000	USD	124,630	Citibank N.A.	02/15/19	932
SGD	406,000	USD	299,597	Citibank N.A.	02/15/19	2,050
SGD	1,226,000	USD	906,278	HSBC Bank USA N.A.	02/15/19	4,608
SGD	19,000	USD	14,001	JPMorgan Chase Bank N.A.	02/15/19	116
THB	8,285,000	USD	260,961	Citibank N.A.	02/15/19	4,286
THB	2,355,000	USD	74,658	Goldman Sachs International	02/15/19	739
THB	3,124,000	USD	100,000	Goldman Sachs International	02/15/19	16
THB	8,101,000	USD	254,853	Goldman Sachs International	02/15/19	4,504
THB	14,776,000	USD	465,474	Goldman Sachs International	02/15/19	7,586
TRY	94,000	USD	17,981	Citibank N.A.	02/15/19	69
TRY	527,000	USD	94,456	Citibank N.A.	02/15/19	6,737
TRY	610,000	USD	114,115	Citibank N.A.	02/15/19	3,016
TRY	964,000	USD	178,248	Citibank N.A.	02/15/19	6,857
TRY	213,000	USD	39,988	Goldman Sachs International	02/15/19	912
TRY	2,300,000	USD	411,229	HSBC Bank USA N.A.	02/15/19	30,412
TRY	382,000	USD	71,692	JPMorgan Chase Bank N.A.	02/15/19	1,658
TWD	5,407,000	USD	175,757	BNP Paribas S.A.	02/15/19	421
TWD	640,000	USD	20,838	JPMorgan Chase Bank N.A.	02/15/19	15
TWD	11,551,000	USD	374,134	JPMorgan Chase Bank N.A.	02/15/19	2,237
TWD	17,097,000	USD	553,995	Morgan Stanley & Co. International PLC	02/15/19	3,083
USD	87,268	AUD	120,000	Goldman Sachs International	02/15/19	26
USD	17,956	CLP	11,764,000	JPMorgan Chase Bank N.A.	02/15/19	17
USD	1,013,307	EUR	881,000	JPMorgan Chase Bank N.A.	02/15/19	3,984
USD	769,378	GBP	586,000	BNP Paribas S.A.	02/15/19	348
USD	117,217	GBP	89,000	Barclays Bank PLC	02/15/19	419
USD	645,579	INR	45,852,000	BNP Paribas S.A.	02/15/19	69
USD	939,610	INR	66,702,000	JPMorgan Chase Bank N.A.	02/15/19	571
USD	452,880	JPY	49,247,000	Goldman Sachs International	02/15/19	377
USD	660,017	JPY	71,505,000	Goldman Sachs International	02/15/19	2,998

8

Consolidated Schedule of Investments (unaudited) (continued) January 31, 2019	BlackRock Total Emerging Markets Fund

Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	5,578,138	JPY	602,159,000	JPMorgan Chase Bank N.A.	02/15/19	$45,240
USD	77,037	MXN	1,465,000	Goldman Sachs International	02/15/19	542
USD	191,783	MXN	3,664,000	JPMorgan Chase Bank N.A.	02/15/19	468
USD	338,902	MXN	6,472,000	JPMorgan Chase Bank N.A.	02/15/19	967
USD	31,810	NZD	46,000	Goldman Sachs International	02/15/19	6
ZAR	193,000	USD	14,475	Goldman Sachs International	02/15/19	58
ZAR	16,671,000	USD	1,201,100	Goldman Sachs International	02/15/19	54,217
CLP	1,150,000,000	USD	1,697,943	Citibank N.A.	03/20/19	55,759
IDR	15,654,390,000	USD	1,098,376	Bank of America N.A.	03/20/19	20,426
KRW	1,860,000,000	USD	1,669,914	Barclays Bank PLC	03/20/19	4,174
MXN	21,280,000	USD	1,088,199	Citibank N.A.	03/20/19	17,372
ZAR	22,000,000	USD	1,561,668	Citibank N.A.	03/20/19	88,585

						755,237

CHF	77,000	EUR	68,441	Goldman Sachs International	02/15/19	(899)
CHF	158,000	EUR	139,611	Goldman Sachs International	02/15/19	(899)
CHF	581,000	EUR	512,308	Goldman Sachs International	02/15/19	(2,078)
CHF	305,000	EUR	271,115	JPMorgan Chase Bank N.A.	02/15/19	(3,583)
CHF	510,000	EUR	449,115	JPMorgan Chase Bank N.A.	02/15/19	(1,150)
CHF	885,000	EUR	785,988	JPMorgan Chase Bank N.A.	02/15/19	(9,605)
CHF	1,730,000	EUR	1,530,194	JPMorgan Chase Bank N.A.	02/15/19	(11,607)
CHF	78,000	EUR	68,997	Morgan Stanley & Co. International PLC	02/15/19	(529)
CHF	991,000	EUR	877,613	Morgan Stanley & Co. International PLC	02/15/19	(7,873)
EUR	80,718	HUF	25,660,000	Deutsche Bank AG	02/15/19	(565)
EUR	147,675	HUF	47,000,000	HSBC Bank USA N.A.	02/15/19	(1,232)
EUR	280,194	NOK	2,725,000	Citibank N.A.	02/15/19	(2,262)
EUR	108,265	NOK	1,052,000	Goldman Sachs International	02/15/19	(764)
EUR	552,774	NOK	5,388,000	Goldman Sachs International	02/15/19	(5,892)
EUR	300,677	NOK	2,927,000	JPMorgan Chase Bank N.A.	02/15/19	(2,760)
EUR	225,265	PLN	968,000	Deutsche Bank AG	02/15/19	(2,060)
EUR	426,214	RON	2,038,000	HSBC Bank USA N.A.	02/15/19	(4,039)
EUR	254,982	RON	1,219,000	JPMorgan Chase Bank N.A.	02/15/19	(2,360)
EUR	260,016	SEK	2,694,000	Citibank N.A.	02/15/19	(103)
EUR	4,286,129	USD	4,926,906	Citibank N.A.	02/15/19	(16,478)
HUF	9,998,000	EUR	31,663	JPMorgan Chase Bank N.A.	02/15/19	(23)
IDR	847,558,000	USD	60,914	JPMorgan Chase Bank N.A.	02/15/19	(97)
MXN	6,744,000	USD	353,050	Barclays Bank PLC	02/15/19	(912)
MXN	2,596,000	USD	135,798	Goldman Sachs International	02/15/19	(248)
MXN	1,445,000	USD	75,461	HSBC Bank USA N.A.	02/15/19	(11)
NOK	179,000	EUR	18,538	Goldman Sachs International	02/15/19	(3)
PHP	6,046,000	USD	115,910	Barclays Bank PLC	02/15/19	(9)
RON	57,000	EUR	12,078	BNP Paribas S.A.	02/15/19	(67)
RON	239,000	EUR	50,422	HSBC Bank USA N.A.	02/15/19	(29)
RON	12,580,000	EUR	2,680,308	HSBC Bank USA N.A.	02/15/19	(31,677)
SEK	298,000	EUR	29,082	Citibank N.A.	02/15/19	(355)
SEK	2,290,000	EUR	223,465	Goldman Sachs International	02/15/19	(2,710)

9

Consolidated Schedule of Investments (unaudited) (continued) January 31, 2019	BlackRock Total Emerging Markets Fund

Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
SEK	4,514,000	EUR	439,797	Goldman Sachs International	02/15/19	$(4,549)
SGD	118,000	USD	87,679	JPMorgan Chase Bank N.A.	02/15/19	(8)
USD	2,040,626	AUD	2,834,000	BNP Paribas S.A.	02/15/19	(19,736)
USD	275,240	AUD	383,000	Goldman Sachs International	02/15/19	(3,207)
USD	84,558	BRL	320,000	BNP Paribas S.A.	02/15/19	(3,123)
USD	94,965	BRL	354,000	BNP Paribas S.A.	02/15/19	(2,032)
USD	98,764	BRL	373,000	BNP Paribas S.A.	02/15/19	(3,440)
USD	407,014	CAD	540,000	Goldman Sachs International	02/15/19	(4,092)
USD	530,167	CAD	703,000	JPMorgan Chase Bank N.A.	02/15/19	(5,032)
USD	1,204,296	CLP	807,541,000	Barclays Bank PLC	02/15/19	(27,155)
USD	7,359	COP	22,891,000	BNP Paribas S.A.	02/15/19	(10)
USD	612,193	COP	1,922,041,000	Barclays Bank PLC	02/15/19	(6,532)
USD	578,319	EUR	505,000	Deutsche Bank AG	02/15/19	(237)
USD	510,765	EUR	447,000	Goldman Sachs International	02/15/19	(1,343)
USD	40,924	EUR	36,000	JPMorgan Chase Bank N.A.	02/15/19	(320)
USD	197,672	EUR	174,000	JPMorgan Chase Bank N.A.	02/15/19	(1,672)
USD	151,172	GBP	117,000	Barclays Bank PLC	02/15/19	(2,372)
USD	1,136,627	GBP	882,000	Barclays Bank PLC	02/15/19	(20,854)
USD	1,557,751	GBP	1,210,339	JPMorgan Chase Bank N.A.	02/15/19	(30,622)
USD	135,552	INR	9,657,000	BNP Paribas S.A.	02/15/19	(401)
USD	241,431	INR	17,213,000	BNP Paribas S.A.	02/15/19	(895)
USD	41,556	INR	2,953,000	Barclays Bank PLC	02/15/19	(16)
USD	361,356	INR	25,816,000	Barclays Bank PLC	02/15/19	(2,085)
USD	297,812	INR	21,287,000	JPMorgan Chase Bank N.A.	02/15/19	(1,869)
USD	142,069	JPY	15,525,000	Goldman Sachs International	02/15/19	(582)
USD	54,770	KRW	61,866,000	BNP Paribas S.A.	02/15/19	(830)
USD	63,389	KRW	70,557,369	BNP Paribas S.A.	02/15/19	(22)
USD	8,179	KRW	9,104,631	JPMorgan Chase Bank N.A.	02/15/19	(3)
USD	330,600	KRW	370,103,000	JPMorgan Chase Bank N.A.	02/15/19	(2,017)
USD	389,952	KRW	437,916,000	JPMorgan Chase Bank N.A.	02/15/19	(3,610)
USD	579,207	KRW	648,249,000	JPMorgan Chase Bank N.A.	02/15/19	(3,384)
USD	1,562,384	KRW	1,757,901,000	JPMorgan Chase Bank N.A.	02/15/19	(17,468)
USD	893,286	NZD	1,318,000	BNP Paribas S.A.	02/15/19	(17,957)
USD	357,490	NZD	527,000	HSBC Bank USA N.A.	02/15/19	(6,868)
USD	519,817	NZD	761,000	HSBC Bank USA N.A.	02/15/19	(6,325)
USD	520,231	NZD	763,000	JPMorgan Chase Bank N.A.	02/15/19	(7,294)
USD	1,960,324	NZD	2,901,000	JPMorgan Chase Bank N.A.	02/15/19	(45,378)
USD	1,595,076	PHP	83,515,000	Morgan Stanley & Co. International PLC	02/15/19	(5,894)
USD	3,518	RUB	231,000	Barclays Bank PLC	02/15/19	(10)
USD	613,134	RUB	41,278,000	Morgan Stanley & Co. International PLC	02/15/19	(17,340)
USD	1,491,081	SGD	2,028,000	Goldman Sachs International	02/15/19	(15,669)
USD	322,359	SGD	436,000	JPMorgan Chase Bank N.A.	02/15/19	(1,578)
USD	788,865	THB	25,179,000	Goldman Sachs International	02/15/19	(17,251)
USD	216,580	THB	6,912,000	HSBC Bank USA N.A.	02/15/19	(4,711)
USD	55,700	ZAR	764,000	BNP Paribas S.A.	02/15/19	(1,829)
USD	143,731	ZAR	1,990,000	BNP Paribas S.A.	02/15/19	(6,115)
USD	30,145	ZAR	412,000	JPMorgan Chase Bank N.A.	02/15/19	(878)
USD	233,768	ZAR	3,251,000	JPMorgan Chase Bank N.A.	02/15/19	(11,031)

10

Consolidated Schedule of Investments (unaudited) (continued) January 31, 2019	BlackRock Total Emerging Markets Fund

Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	4,998,511	CLP	3,358,000,000	Citibank N.A.	03/20/19	$(122,298)
USD	2,581,740	IDR	38,287,198,000	Deutsche Bank AG	03/20/19	(154,605)
USD	3,938,417	KRW	4,400,000,000	Citibank N.A.	03/20/19	(21,789)
USD	2,572,453	MXN	52,900,000	State Street Bank and Trust Co.	03/20/19	(175,888)
USD	3,922,749	ZAR	54,300,000	BNP Paribas S.A.	03/20/19	(150,377)

						(1,073,482)

						$(318,245)

Centrally Cleared Interest Rate Swaps

Paid by the Fund		Received by the Fund
Rate	Frequency	Rate	Frequency	Effective Date(a)	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
3-Month JIBAR, 7.15%	Quarterly	8.39%	Quarterly	03/20/19	03/20/24	ZAR	32,960	$97,279	$38	$97,241

(a)	Forward swap.

OTC Interest Rate Swaps

Paid by the Fund		Received by the Fund
Rate	Frequency	Rate	Frequency	Counterparty	Effective Date(a)	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
1-Day CLP Interbank Rate, 2.73%	Quarterly	4.20%	Quarterly	Goldman Sachs Bank USA	03/20/19	03/20/24	CLP	1,483,280	$53,827	$—	$53,827
3-Month KLIBOR, 3.39%,	Quarterly	3.99	Quarterly	JPMorgan Chase Bank N.A.	03/20/19	03/20/24	MYR	17,640	55,697	—	55,697
3-Month KRW LIBOR, 3.69%,	Quarterly	1.96	Quarterly	Deutsche Bank AG	03/20/19	03/20/24	KRW	2,437,920	22,040	—	22,040
Secondary Bank Rate, 0.66%	Quarterly	1.03	Quarterly	Goldman Sachs Bank USA	03/20/19	03/20/24	TWD	60,780	13,842	—	13,842
6-Month BIBOR, (0.26%)	Semi-annual	2.28	Semi-annual	Goldman Sachs Bank USA	03/20/19	03/20/24	THB	64,790	38,897	—	38,897

									$184,303	$—	$184,303

(a)	Forward swap.

OTC Total Return Swaps(a)

Reference Entity	Counterparty	Expiration Date	Net Notional Amount	Unrealized Appreciation (Depreciation)		Net Value of Reference Entities	Gross Notional Amount Net Asset Percentage
Equity Securities Long/Short	Goldman Sachs Bank USA	11/20/18 – 02/28/23	$47,302,888	$1,524,943	(b)	$48,725,768	27.8%
	UBS AG	08/15/19	43,852,224	4,830,862	(c)	48,603,120	25.8

			$91,155,112	$6,355,805		$97,328,888

(a)

In regards to total return swaps with multiple financing rate benchmarks, the Fund receives or pays the total return on a portfolio of long and short positions underlying the total return swap. In addition, the Fund pays or receives a variable rate of interest, based on a specified benchmark, plus or minus a spread in a range of 20-175 basis points. The benchmark and spread are determined based upon the country and/or currency of the individual underlying positions. The following are the specified benchmarks used in determining the variable rate of interest:

South Africa Rand Overnight Deposit Rate

United States Overnight Bank Funding Rate

US Federal Funds Effective Rate (continuous series)

ZAR Overnight Deposit

(b)	Amount includes $102,063 of net dividends and financing fees.
(c)	Amount includes $79,966 of net dividends and financing fees.

11

Consolidated Schedule of Investments (unaudited) (continued) January 31, 2019	BlackRock Total Emerging Markets Fund

The following table represents the individual long and short positions and related values of the equity securities underlying the total return swap with Goldman Sachs & Co. as of January 31, 2019 expiration dates 11/20/18 — 02/28/23:

	Shares	Value	% of Basket Value

Reference Entity — Long

Brazil
Ambev SA	211,100	$1,013,479	2.1%
Companhia Siderurgica Nacional SA(a)	19,050	53,276	0.1
Hypera SA	65,900	575,487	1.2
Iochpe-Maxion SA	65,800	403,222	0.8
Randon Participacoes SA, Preference Shares	15,300	41,950	0.1
Itau Unibanco Holding SA, Preference Shares — ADR	194,862	2,073,332	4.3
Transmissora Alianca de Energia Eletrica SA	37,800	266,565	0.5

		4,427,311

China
Alibaba Group Holding Ltd. — ADR(a)	13,205	2,224,910	4.6
Anhui Expressway Co. Ltd. , Class H	58,000	37,028	0.1
China CITIC Bank Corp. Ltd., Class H	527,000	343,337	0.7
China Communications Services Corp. Ltd., Class H	110,000	103,270	0.2
China Petroleum & Chemical Corp., ADR	777	64,841	0.1
China Petroleum & Chemical Corp., Class H	1,634,000	1,366,341	2.8
China Reinsurance Group Corp., Class H	105,000	23,728	0.1
Hollysys Automation Technologies Ltd.	34,901	719,659	1.5
Lenovo Group Ltd.	2,706,000	1,975,518	4.1
Li Ning Co. Ltd.(a)	8,500	10,459	0.0
Lonking Holdings Ltd.	879,000	297,067	0.6
Sinopec Shanghai Petrochemical Co. Ltd., Class H	420,000	199,558	0.4
Sohu.com Ltd., ADR(a)	12,835	265,684	0.5
Tencent Holdings Ltd.	32,700	1,455,627	3.0
Tianneng Power International Ltd.	4,000	3,734	0.0
Tingyi Cayman Islands Holding Corp.	502,000	699,110	1.4
Uni-President China Holdings Ltd.	64,000	56,981	0.1
Weichai Power Co. Ltd., Class H	657,000	886,711	1.8

	Shares	Value	% of Basket Value

China (continued)
Zijin Mining Group Co. Ltd., Class H	1,026,000	$385,049	0.8%

		11,118,612

Czech Republic
CEZ AS	21,261	536,700	1.1
Komercni Banka AS	3,969	160,029	0.3
Moneta Money Bank(b)	73,043	248,444	0.5

		945,173

Hong Kong
Beijing Enterprises Holdings Ltd.	96,500	548,577	1.1
China Everbright Ltd.	60,000	113,225	0.2
China Mobile Ltd.	23,500	247,157	0.5
China Travel International Investment Hong Kong Ltd.	476,000	137,848	0.3
Haier Electronics Group Co. Ltd.	300,000	861,847	1.8
Yuexiu Property Co. Ltd.	3,406,000	662,087	1.4

		2,570,741

Hungary
OTP Bank Nyrt	14,749	608,449	1.2

Malaysia
Sime Darby Bhd	234,300	128,718	0.3

Mexico
Alsea SAB de CV	35,500	98,245	0.2
Banco del Bajio SA(b)	77,300	161,211	0.3
Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand, Class B	21,800	32,639	0.1
Grupo Aeroportuario del Centro Norte SAB de CV	161,337	897,711	1.8
Grupo Aeroportuario del Centro Norte SAB de CV, ADR	10,611	475,585	1.0
Kimberly-Clark de Mexico SAB de CV, Class A	56,100	93,646	0.2

		1,759,037

Netherlands
Yandex NV, Class A(a)	57,818	1,941,528	4.0

Philippines
Ayala Corp.	2,725	48,600	0.1
Metropolitan Bank & Trust Co.	4	6	0.0

		48,606

Poland
Bank Handlowy w Warszawie SA	2,488	46,261	0.1
Bank Polska Kasa Opieki SA	25,266	751,949	1.5
Polski Koncern Naftowy ORLEN SA	35,436	998,436	2.1
Powszechna Kasa Oszczednosci Bank Polski SA	81,298	864,205	1.8

12

Consolidated Schedule of Investments (unaudited) (continued) January 31, 2019	BlackRock Total Emerging Markets Fund

	Shares	Value	% of Basket Value

Poland (continued)
Powszechny Zaklad Ubezpieczen SA	4,014	$48,233	0.1%

		2,709,084

Qatar
Barwa Real Estate Co.	21,675	242,315	0.5
Qatar Electricity & Water Co. QSC	6,336	327,583	0.7
Qatar Islamic Bank SAQ	6,685	289,624	0.6

		859,522

Russia
Alrosa PJSC	381,690	576,412	1.2
Inter RAO UES PJSC	8,985,000	526,147	1.1
Lukoil PJSC — ADR	25,234	2,026,226	4.1
Magnit PJSC — GDR	5,377	85,728	0.2
Mobile TeleSystems PJSC — ADR	9,995	85,957	0.2
Sistema PJSC FC — GDR	64,100	178,911	0.3

		3,479,381

South Africa
Anglo American Platinum Ltd.	12,130	585,513	1.2
AngloGold Ashanti Ltd.	9,351	131,881	0.3
AngloGold Ashanti Ltd., — ADR	10,961	156,633	0.3
Barloworld Ltd.	130,590	1,196,877	2.4
Capitec Bank Holdings Ltd.	2,276	200,764	0.4
Clicks Group Ltd.	9,847	146,178	0.3
Gold Fields Ltd.	6,295	25,545	0.1
Massmart Holdings Ltd.	40,408	280,278	0.6
Standard Bank Group Ltd.	25,619	378,513	0.8

		3,102,182

South Korea
Green Cross Corp.	1,745	216,008	0.4
Korea Investment Holdings Co. Ltd.	261	15,138	0.0
KT Corp.(a)	1,185	30,461	0.1
KT Corp. — ADR(a)	122,866	1,698,008	3.5
LG Electronics, Inc.	19,517	1,171,456	2.4
Samsung Electronics Co. Ltd.	4,054	169,028	0.4
Samsung Securities Co. Ltd.	6,365	192,145	0.4

		3,492,244

Taiwan
Alchip Technologies, Ltd.	41,000	106,933	0.2
Chailease Holding Co. Ltd.	597,760	2,232,595	4.6
China Life Insurance Co. Ltd.	793,000	722,495	1.5
Chipbond Technology Corp.	11,000	24,443	0.1
Darfon Electronics Corp.	92,000	135,900	0.3
Darwin Precisions Corp.	236,000	134,374	0.3
Elan Microelectronics Corp.	138,600	391,000	0.8
Pan Jit International, Inc.(a)	205,000	198,615	0.4

	Shares	Value	% of Basket Value

Taiwan (continued)
Qisda Corp.	171,000	$110,403	0.2%
Radiant Opto-Electronics Corp.	602,000	1,727,271	3.5
Synnex Technology International Corp.	180,000	224,926	0.4
Taiwan Semiconductor Manufacturing Co. Ltd.	215,000	1,594,862	3.3
TCI Co. Ltd.	10,000	146,943	0.3
Uni-President Enterprises Corp.	975,000	2,310,449	4.7
Yuanta Financial Holding Co. Ltd.	93	52	0.0

		10,061,261

Thailand
Bangkok Chain Hospital PCL	433,700	226,272	0.5

Turkey
Enerjisa Enerji(b)	788,578	855,630	1.7
Haci Omer Sabanci Holding AS	100,945	183,069	0.4

		1,038,699

United Kingdom
Quilter PLC(b)	128,248	208,948	0.4

Total Reference Entity — Long		48,725,768

Net Value of Reference Entity — Goldman Sachs & Co.		$48,725,768

13

Consolidated Schedule of Investments (unaudited) (continued) January 31, 2019	BlackRock Total Emerging Markets Fund

The following table represents the individual long and short positions and related values of the equity securities underlying the total return swap with UBS AG as of January 31, 2019 expiration date 08/15/19:

	Shares	Value	% of Basket Value

Reference Entity — Long

Brazil
Ambev SA	94,350	$452,969	0.9%
Cia Brasileira de Distribuicao, Preference Shares	3,700	98,688	0.2
Companhia Siderurgica Nacional SA	2,850	7,970	0.0
Estacio Participacoes SA	4,900	41,783	0.1
Hypera SA	164,500	1,436,534	2.9
Iochpe-Maxion SA	72,550	444,586	0.9
Itau Unibanco Holding SA, Preference Shares	96,900	1,030,320	2.1
Oi SA	1,336,200	476,272	1.0
Randon Participacoes SA, Preference Shares	255,000	699,167	1.5
TIM Participacoes SA	24,808	84,344	0.2
Transmissora Alianca de Energia Eletrica SA	55,600	392,090	0.8
Ultrapar Participacoes SA	8,000	125,466	0.3

		3,462,014

Chile
Companhia Cervecerias Unidas SA	3,798	51,630	0.1

China
Anhui Expressway Co. Ltd. , Class H	176,000	112,360	0.2
BYD Electronic International Co. Ltd.	847,000	1,049,463	2.2
China Communications Services Corp. Ltd., Class H	1,148,000	1,077,764	2.2
China Merchants Bank Co. Ltd., Class H	12,000	52,299	0.1
China Petroleum & Chemical Corp., Class H	1,278,000	1,068,656	2.2
China Railway Group Ltd., Class H	189,000	176,998	0.4
China Reinsurance Group Corp., Class H	189,000	42,710	0.1
China Resources Gas Group Ltd.	100,000	393,511	0.8
Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd., Class H	20,000	77,352	0.1
Hua Hong Semiconductor Ltd.	23,000	51,343	0.1
KWG Property Holding Ltd.	1,004,000	993,905	2.0
Lenovo Group Ltd.	204,000	148,930	0.3
Lonking Holdings Ltd.	1,856,000	627,254	1.3

	Shares	Value	% of Basket Value

China (continued)
Sinopec Engineering Group Co. Ltd., Class H	36,000	$35,387	0.1%
Sinopec Shanghai Petrochemical Co. Ltd., Class H	1,548,000	735,515	1.5
Skyworth Digital Holdings Ltd.	110,000	32,942	0.1
Tencent Holdings Ltd.	34,900	1,553,559	3.2
Tianneng Power International Ltd.	870,000	812,048	1.7
Tingyi Cayman Islands Holding Corp.	218,000	303,598	0.6
Tsingtao Brewery Co. Ltd., Class H	10,000	44,004	0.1
Uni-President China Holdings Ltd.	158,000	140,671	0.3
Weichai Power Co. Ltd., Class H	900,000	1,214,673	2.5
Zijin Mining Group Co. Ltd., Class H	414,000	155,371	0.3

		10,900,313

Colombia
Almacenes Exito SA	763	3,465	0.0
Cementos Argos SA	1,951	5,077	0.0
Corp. Financiera Colombiana SA	212	1,297	0.0
Ecopetrol SA	26,107	24,552	0.1
Grupo Argos SA	1,923	11,495	0.0
Grupo de Inversiones Suramericana SA	1,587	17,623	0.0
Interconexion Electrica SA	4,360	19,546	0.1

		83,055

Czech Republic
CEZ AS	34,679	875,417	1.8
Komercni Banka AS	7,650	308,445	0.6
Moneta Money Bank	42,460	144,421	0.3

		1,328,283

Greece
Alpha Bank AE	40,085	40,219	0.1
FF Group	1,346	15	0.0
Hellenic Telecommunications Organization SA	6,385	79,966	0.2
JUMBO SA	3,275	53,530	0.1
Motor Oil Hellas Corinth Refineries SA	875	21,826	0.0
OPAP SA	6,058	59,268	0.1

		254,824

Hong Kong
Beijing Enterprises Holdings Ltd.	17,500	99,483	0.2
China Everbright Ltd.	486,000	917,119	1.9
China Mobile Ltd.	99,500	1,046,475	2.1
China Taiping Insurance Holdings Co. Ltd.	184,800	510,145	1.0
Haier Electronics Group Co. Ltd.	468,000	1,344,482	2.8
Shimao Property Holdings Ltd.	83,500	237,779	0.5
SSY Group Ltd.	46,000	41,453	0.1

14

Consolidated Schedule of Investments (unaudited) (continued) January 31, 2019	BlackRock Total Emerging Markets Fund

	Shares	Value	% of Basket Value

Hong Kong (continued)
Yuexiu Property Co. Ltd.	2,208,000	$429,209	0.9%

		4,626,145

Hungary
OTP Bank Nyrt	39,149	1,615,035	3.3

Peru
Hochschild Mining PLC	397,697	986,656	2.0

Philippines
Ayala Corp.	37,625	671,034	1.4

Poland
Bank Millennium SA	61,561	146,216	0.3
Bank Polska Kasa Opieki SA	1,616	48,094	0.1
Grupa Lotos SA	11,219	280,499	0.6
Polski Koncern Naftowy ORLEN SA	841	23,696	0.0
Powszechna Kasa Oszczednosci Bank Polski SA	21,576	229,355	0.5

		727,860

Republic of Korea
Dongkuk Steel Mill Co., Ltd.	10,265	76,848	0.2

Russia
Aeroflot — Russian Airlines OJSC	29,180	48,160	0.1
Inter RAO UES PJSC	11,190,801	655,316	1.4
LUKOIL PJSC	566	45,626	0.1
Lukoil PJSC — ADR	9,630	773,264	1.6
Magnit PJSC — GDR	3,409	54,351	0.1
Magnitogorsk Iron & Steel Works PJSC	838,516	555,828	1.1
Novatek PJSC — GDR	1,930	354,346	0.7
Polymetal International PLC	70,298	802,095	1.7
Severstal PJSC	4,140	63,338	0.1
Sistema PJSC FC — GDR	9,602	26,800	0.1

		3,379,124

South Africa
Anglo American Platinum Ltd.	31,165	1,504,330	3.1
Barloworld Ltd.	44,416	407,079	0.9
Capitec Bank Holdings Ltd.	4,101	361,747	0.8
Clicks Group Ltd.	2,246	33,342	0.1
Gold Fields Ltd.	15,993	64,900	0.1
Massmart Holdings Ltd.	43,033	298,485	0.6
Mondi Ltd.	40,849	1,015,771	2.1
Nedbank Group Ltd.	27,514	595,478	1.2
Pick n Pay Stores Ltd.	120,573	631,329	1.3
Spar Group Ltd.	110,582	1,668,619	3.4
Standard Bank Group Ltd.	85,928	1,269,561	2.6

		7,850,641

South Korea
Chong Kun Dang Pharmaceutical Corp.	4,207	402,400	0.8
Daesang Corp.	4,127	93,676	0.2

Security	Shares	Value	% of Basket Value

South Korea (continued)
Dong-A ST Co., Ltd.	3,163	$287,649	0.6
Easy Bio, Inc.	8,352	45,548	0.1%
Green Cross Corp.	5,243	649,014	1.3
Hotel Shilla Co. Ltd.	6,239	431,477	0.9
KB Financial Group, Inc.	9,028	387,909	0.8
Korea Investment Holdings Co. Ltd.	4,233	245,506	0.5
LG Electronics, Inc.	16,803	1,008,556	2.1
NongShim Co. Ltd.	987	248,160	0.5
Orange Life Insurance, Ltd.	1,209	32,642	0.1
Posco ICT Co. Ltd.	1	5	0.0
Samsung Electronics Co. Ltd.	55,210	2,301,932	4.7

		6,134,474

Thailand
Bangkok Chain Hospital PCL	1,348,700	703,651	1.4

Turkey
Enerjisa Enerji	152,114	165,048	0.4
Haci Omer Sabanci Holding AS	112,233	203,715	0.4
Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS, Class D	4,255,574	2,161,007	4.5
Tekfen Holding AS	116,088	553,742	1.1
Turkiye Is Bankasi AS, Class C	52,425	57,634	0.1
Yapi ve Kredi Bankasi AS	140,745	53,184	0.1

		3,194,330

United Kingdom
Anglo American PLC	25,455	660,968	1.4
Quilter PLC	41,774	68,060	0.1

		729,028

Total Reference Entity — Long		48,603,120

Net Value of Reference Entity — UBS AG		$48,603,120

15

Consolidated Schedule of Investments (unaudited) (continued) January 31, 2019	BlackRock Total Emerging Markets Fund

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that Fund has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Common Stocks	$7,154,303	$—	$—	$7,154,303
Corporate Bonds	—	19,694,338	—	19,694,338
Foreign Agency Obligations	—	79,105,502	—	79,105,502
Short-Term Securities	55,033,474	—	—	55,033,474

	$62,187,777	$98,799,840	$—	$160,987,617

Derivative Financial Instruments(a)
Assets:
Equity contracts	$—	$6,355,805	$—	$6,355,805
Foreign currency exchange contracts	—	755,237	—	755,237
Interest rate contracts	—	281,544	—	281,544
Liabilities:
Foreign currency exchange contracts	—	(1,073,482)	—	(1,073,482)

	$—	$6,319,104	$—	$6,319,104

(a)

Derivative financial instruments are swaps and forward foreign currency exchange contracts. Swaps and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument.

During the period ended January 31, 2019, there were no transfers between levels.

16

Item 2 – Controls and Procedures

2(a) –

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Funds

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Funds

Date: March 22, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Funds

Date: March 22, 2019

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Funds

Date: March 22, 2019